Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Inventory, Current

Inventories consist of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Finished goods	¥39,477	¥40,069
Raw materials	23,303	25,363
Work in process	23,405	21,512
Project in progress	1,108	850
Supplies and other	3,084	3,659

	¥90,377	¥91,453